Transamerica Large Core ESG Average Annual Total Returns		12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
Retail Class [Member] | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	23.11%	14.42%	14.82%
Performance Inception Date	Mar. 02, 2023
Retail Class [Member] | A
Prospectus [Line Items]
Average Annual Return, Percent		10.70%	21.28%
Performance Inception Date	Mar. 02, 2023
Retail Class [Member] | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.89%	16.80%
Retail Class [Member] | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.68%	16.00%
Retail Class [Member] | R6
Prospectus [Line Items]
Average Annual Return, Percent		17.65%	21.77%
Performance Inception Date	Mar. 02, 2023